Expenses (Details) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 11, 2023	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Expenses [Line Items]
Cost of revenue		$ 7,757,172	$ 7,163,929	$ 13,884,291	$ 17,722
Costs of material					$ 17,722
Employees service gratuity				5 years
Gratuity payable on retirement				15 days
Final damages of Skyline	$ 130,000